UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF

CSOP MSCI China A International Hedged ETF

CSOP China CSI 300 A-H Dynamic ETF

(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1. SCHEDULES OF INVESTMENTS

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

	Shares	Market Value
Common Stocks - 99.7%
China - 99.7%
Advertising - 0.2%
Focus Media Information Technology Co. Ltd. Class A	6,300	$12,893

Auto Manufacturers - 2.5%
Byd Co. Ltd. Class A	6,300	44,886
Guangzhou Automobile Group Co. Ltd. Class A	4,400	14,620
SAIC Motor Corp. Ltd. Class A	26,789	90,092
		149,598

Banks - 41.6%
Agricultural Bank of China Ltd. Class A	408,800	181,744
Bank of Beijing Co. Ltd. Class A	125,060	175,047
Bank of China Ltd. Class A	244,200	120,473
Bank of Communications Co. Ltd. Class A	231,900	191,895
China CITIC Bank Corp. Ltd. Class A	32,538	29,911
China Construction Bank Corp. Class A	104,900	81,839
China Everbright Bank Co. Ltd. Class A	161,400	90,504
China Merchants Bank Co. Ltd. Class A	137,128	346,119
China Minsheng Banking Corp. Ltd. Class A	267,020	347,709
Industrial & Commercial Bank of China Ltd. Class A	249,900	158,049
Industrial Bank Co. Ltd. Class A	158,932	367,876
Ping An Bank Co. Ltd. Class A	83,524	109,003
Shanghai Pudong Development Bank Co. Ltd. Class A	122,747	285,352
		2,485,521

Beverages - 6.6%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	4,200	42,524
Kweichow Moutai Co. Ltd. Class A	5,247	251,443
Wuliangye Yibin Co. Ltd. Class A	20,200	99,886
		393,853

Coal - 0.9%
China Shenhua Energy Co. Ltd. Class A	22,967	53,293

Commercial Services - 0.5%
Shanghai International Port Group Co. Ltd. Class A	37,600	27,609

Diversified Financial Services - 11.9%
CITIC Securities Co. Ltd. Class A	90,046	207,394
GF Securities Co. Ltd. Class A	29,441	71,186
Guosen Securities Co. Ltd. Class A	14,700	32,782
Guotai Junan Securities Co. Ltd. Class A	38,900	103,709
Haitong Securities Co. Ltd. Class A	69,500	156,983
Huatai Securities Co. Ltd. Class A	30,400	77,865
Shenwan Hongyuan Group Co. Ltd. Class A(b) (c)	65,040	58,297
		708,216

Electric - 2.2%
China National Nuclear Power Co. Ltd. Class A	45,100	45,663
China Yangtze Power Co. Ltd. Class A	45,900	83,336
		128,999

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value

Electronics - 1.1%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	18,409	$62,860

Engineering & Construction - 3.3%
China Communications Construction Co. Ltd. Class A	16,800	36,598
China Railway Construction Corp. Ltd. Class A	44,000	75,469
China Railway Group Ltd. Class A	64,800	82,337
		194,404

Healthcare-Services - 0.5%
Shanghai RAAS Blood Products Co. Ltd. Class A	9,540	31,591

Home Furnishings - 2.8%
Midea Group Co. Ltd. Class A	40,790	164,788

Insurance - 12.7%
China Life Insurance Co. Ltd. Class A	16,845	58,196
China Pacific Insurance Group Co. Ltd. Class A	29,217	116,358
New China Life Insurance Co. Ltd. Class A	6,546	41,100
Ping An Insurance Group Co. of China Ltd. Class A	106,236	539,796
		755,450

Miscellaneous Manufacturer - 2.1%
CRRC Corp. Ltd. Class A	90,330	126,565

Oil & Gas - 2.3%
China Petroleum & Chemical Corp. Class A	110,700	85,888
PetroChina Co. Ltd. Class A	46,900	53,472
		139,360

Real Estate - 5.8%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	23,800	55,943
China State Construction Engineering Corp. Ltd. Class A	139,000	176,618
Greenland Holdings Corp. Ltd. Class A	21,100	26,356
Poly Real Estate Group Co. Ltd. Class A	68,700	89,953
		348,870

Shipbuilding - 1.7%
China Shipbuilding Industry Co. Ltd. Class A(a)	102,100	103,815

Transportation - 1.0%
Daqin Railway Co. Ltd. Class A	61,700	62,648

Total Common Stocks (Cost $6,202,814)		5,950,333

Total Investments -99.7% (Cost $6,202,814) #		5,950,333
Other assets in excess of liabilities - 0.3%		19,846
Total Net Assets - 100.0%		$5,970,179

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2016, the value of this security amounted to $58,297 or 1.0% of net assets.
(c)	Security has been deemed to be illiquid as of December 31, 2016.

#	Cost for federal income tax purposes as of December 31, 2016 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$221,391
Gross unrealized depreciation	(473,872)
Net unrealized depreciation	$(252,481)

Summary of Investments by Sector^
Financials	66.1%
Industrials	11.6
Consumer Staples	6.6
Consumer Discretionary	5.3
Energy	3.2
Real Estate	2.9
Utilities	2.2
Information Technology	1.3
Health Care	0.5
Other assets in excess of liabilities	0.3
100.0%

^ As a percentage of total net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

	Shares	Market Value
Common Stocks - 98.1%
China - 98.1%
Advertising - 0.2%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,400	$2,889

Aerospace/Defense - 1.0%
AVIC Aircraft Co. Ltd. Class A	1,400	4,268
AVIC Aviation Engine Corp. PLC Class A	700	3,287
AVIC Helicopter Co. Ltd. Class A	300	2,083
Jihua Group Corp. Ltd. Class A	2,100	2,774
		12,412

Agriculture - 0.5%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,833
Heilongjiang Agriculture Co. Ltd. Class A	900	1,575
Hunan Dakang International Food & Agriculture Co. Ltd. Class A(a)	4,560	2,315
		5,723

Airlines - 1.2%
Air China Ltd. Class A	3,000	3,098
China Eastern Airlines Corp. Ltd. Class A	3,700	3,751
China Southern Airlines Co. Ltd. Class A	3,800	3,826
Hainan Airlines Co. Ltd. Class A(a)	6,400	2,992
Spring Airlines Co. Ltd. Class A	300	1,581
		15,248

Apparel - 0.2%
Visual China Group Co. Ltd. Class A(a)	400	1,093
Youngor Group Co. Ltd. Class A	1,000	2,005
		3,098

Auto Manufacturers - 2.6%
Beiqi Foton Motor Co. Ltd. Class A	3,600	1,595
Byd Co. Ltd. Class A	700	4,987
China Avionics Systems Co. Ltd. Class A	800	2,130
Chongqing Changan Automobile Co. Ltd. Class A	2,000	4,285
FAW CAR Co. Ltd. Class A	800	1,247
Hubei Energy Group Co. Ltd. Class A	2,900	1,905
Pang Da Automobile Trade Co. Ltd. Class A(a)	3,500	1,390
SAIC Motor Corp. Ltd. Class A	3,500	11,771
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	3,371
		32,681

Auto Parts & Equipment - 1.2%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	2,939
Huayu Automotive Systems Co. Ltd. Class A	1,100	2,516
Wanxiang Qianchao Co. Ltd. Class A	1,200	2,282
Weichai Power Co. Ltd. Class A	1,600	2,285
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,200	2,822
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	700	1,984
		14,828

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Banks - 16.4%
Agricultural Bank of China Ltd. Class A	37,300	$16,583
Bank of Beijing Co. Ltd. Class A	7,200	10,078
Bank of China Ltd. Class A	33,400	16,477
Bank of Communications Co. Ltd. Class A	18,700	15,474
Bank of Nanjing Co. Ltd. Class A	3,240	5,037
Bank of Ningbo Co. Ltd. Class A	2,100	5,011
China CITIC Bank Corp. Ltd. Class A	4,200	3,861
China Construction Bank Corp. Class A	5,100	3,979
China Everbright Bank Co. Ltd. Class A	18,900	10,598
China Merchants Bank Co. Ltd. Class A	9,800	24,736
China Minsheng Banking Corp. Ltd. Class A	14,000	18,231
Huaxia Bank Co. Ltd. Class A	4,200	6,535
Industrial & Commercial Bank of China Ltd. Class A	25,700	16,254
Industrial Bank Co. Ltd. Class A	9,800	22,684
Ping An Bank Co. Ltd. Class A	8,160	10,649
Shanghai Pudong Development Bank Co. Ltd. Class A	9,680	22,503
		208,690

Beverages - 4.1%
Beijing Yanjing Brewery Co. Ltd. Class A	1,500	1,495
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	400	4,050
Kweichow Moutai Co. Ltd. Class A	600	28,753
Luzhou Laojiao Co. Ltd. Class A	1,400	6,625
Tsingtao Brewery Co. Ltd. Class A	400	1,689
Wuliangye Yibin Co. Ltd. Class A	2,000	9,890
		52,502

Biotechnology - 0.4%
Hualan Biological Engineering, Inc. Class A	480	2,461
MeiHua Holdings Group Co. Ltd. Class A	3,100	2,899
		5,360

Building Materials - 0.7%
Anhui Conch Cement Co. Ltd. Class A	2,100	5,108
Luxin Venture Capital Group Co. Ltd. Class A	400	1,298
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	2,106
		8,512

Chemicals - 1.6%
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	2,200	2,196
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	4,000	2,667
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,800	2,039
Qinghai Salt Lake Industry Co. Ltd. Class A	600	1,641
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	2,955
Tianqi Lithium Industries, Inc. Class A	500	2,327
Wanhua Chemical Group Co. Ltd. Class A	1,200	3,705
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	2,378
		19,908

Coal - 1.0%
China Shenhua Energy Co. Ltd. Class A	2,900	6,729
Jizhong Energy Resources Co. Ltd. Class A	1,900	1,836
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A(a)	1,600	1,847

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Coal - 1.0% (continued)
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	$2,063
		12,475

Commercial Services - 0.6%
Dalian Port PDA Co. Ltd. Class A	4,140	1,662
Eternal Asia Supply Chain Management Ltd. Class A	1,000	1,558
Shanghai International Port Group Co. Ltd. Class A	3,300	2,423
Yingkou Port Liability Co. Ltd. Class A	2,900	1,443
		7,086

Computers - 2.1%
Aisino Corp. Class A	1,000	2,861
BOE Technology Group Co. Ltd. Class A	16,100	6,604
Dawning Information Industry Co. Ltd. Class A	300	1,197
DHC Software Co. Ltd. Class A	1,500	5,012
Fujian Newland Computer Co. Ltd. Class A	900	2,508
GRG Banking Equipment Co. Ltd. Class A	600	1,143
Inspur Electronic Information Industry Co. Ltd. Class A	500	1,520
Tsinghua Tongfang Co. Ltd. Class A	1,600	3,178
Venustech Group, Inc. Class A	800	2,385
		26,408

Distribution/Wholesale - 0.5%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	2,061
Minmetals Development Co. Ltd. Class A(a)	500	1,092
Shanghai Jahwa United Co. Ltd. Class A	400	1,555
Sinochem International Corp. Class A	1,100	1,839
		6,547

Diversified Financial Services - 9.6%
Anxin Trust Co. Ltd. Class A	900	3,049
Bohai Financial Investment Holding Co. Ltd. Class A(a)	6,000	6,152
Changjiang Securities Co. Ltd. Class A	2,600	3,815
China Merchants Securities Co. Ltd. Class A	2,800	6,558
CITIC Securities Co. Ltd. Class A	4,700	10,825
Dongxing Securities Co. Ltd. Class A	900	2,589
Everbright Securities Co. Ltd. Class A	1,600	3,669
Founder Securities Co. Ltd. Class A	4,400	4,796
GF Securities Co. Ltd. Class A	2,800	6,770
Guosen Securities Co. Ltd. Class A	2,200	4,906
Guotai Junan Securities Co. Ltd. Class A	2,400	6,398
Guoyuan Securities Co. Ltd. Class A	1,100	3,139
Haitong Securities Co. Ltd. Class A	3,900	8,809
Huatai Securities Co. Ltd. Class A	2,600	6,660
Industrial Securities Co. Ltd. Class A	3,560	3,906
Northeast Securities Co. Ltd. Class A	1,300	2,304
Orient Securities Co. Ltd. Class A	2,700	6,013
Pacific Securities Co. Ltd. Class A	3,525	2,604
SDIC Essence Holdings Co. Ltd. Class A	1,300	2,910
Sealand Securities Co. Ltd. Class A(b) (c)	2,250	2,249
Shanghai DZH Ltd. Class A(a)	1,100	1,196
Shanxi Securities Co. Ltd. Class A	1,200	2,069
Shenwan Hongyuan Group Co. Ltd. Class A(b) (c)	8,910	7,986
Sinolink Securities Co. Ltd. Class A	1,600	2,990

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Diversified Financial Services - 9.6% (continued)
SooChow Securities Co. Ltd. Class A	1,300	$2,474
Southwest Securities Co. Ltd. Class A	3,000	3,068
Western Securities Co. Ltd. Class A	1,500	4,468
		122,372

Electric - 3.8%
China National Nuclear Power Co. Ltd. Class A	6,200	6,277
China Yangtze Power Co. Ltd. Class A	7,200	13,072
GD Power Development Co. Ltd. Class A	9,400	4,273
Huadian Power International Corp. Ltd. Class A	4,400	3,124
Huaneng Power International, Inc. Class A	3,700	3,741
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	3,100	1,369
SDIC Power Holdings Co. Ltd. Class A	3,600	3,444
Shanghai Electric Power Co. Ltd. Class A	1,200	2,089
Shenergy Co. Ltd. Class A	2,500	2,105
Shenzhen Energy Group Co. Ltd. Class A	2,100	2,069
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	2,870
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	3,660
		48,093

Electrical Components & Equipment - 1.4%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	300	1,561
Changyuan Group Ltd. Class A	720	1,440
China XD Electric Co. Ltd. Class A	2,800	2,241
Chinese Universe Publishing & Media Co. Ltd. Class A	800	2,318
Dongfang Electric Corp. Ltd. Class A(b) (c)	1,100	1,702
TBEA Co. Ltd. Class A	1,800	2,357
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,100	2,699
Zhejiang Chint Electrics Co. Ltd. Class A	600	1,721
Zhejiang Wanma Co. Ltd. Class A	500	1,078
Zhongshan Broad Ocean Motor Co. Ltd. Class A	900	1,114
		18,231

Electronics - 2.1%
Chengdu Santai Holding Group Co. Ltd. Class A	750	941
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,800	2,907
GoerTek, Inc. Class A	800	3,043
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,300	11,268
Han's Laser Technology Industry Group Co. Ltd. Class A	600	1,945
Luxshare Precision Industry Co. Ltd. Class A	1,050	3,124
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(b) (c)	2,300	2,728
Unigroup Guoxin Co. Ltd. Class A	300	1,417
		27,373

Engineering & Construction - 3.9%
China CAMC Engineering Co. Ltd. Class A	480	1,578
China Communications Construction Co. Ltd. Class A	2,100	4,575
China Gezhouba Group Co. Ltd. Class A	2,400	3,163
China National Chemical Engineering Co. Ltd. Class A	2,700	2,621
China Railway Construction Corp. Ltd. Class A	3,600	6,175
China Railway Group Ltd. Class A	7,400	9,403
Metallurgical Corp. of China Ltd. Class A	6,700	4,478
Power Construction Corp. of China Ltd. Class A	11,100	11,557
Shanghai Construction Group Co. Ltd. Class A	2,640	1,791

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Engineering & Construction - 3.9% (continued)
Shanghai International Airport Co. Ltd. Class A	500	$1,902
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	2,684
		49,927

Entertainment - 0.6%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	3,389
Wanda Cinema Line Co. Ltd. Class A	500	3,877
		7,266

Environmental Control - 0.5%
Beijing Capital Co. Ltd. Class A	2,600	1,532
Beijing Orient Landscape & Ecology Co. Ltd. Class A	1,250	2,537
Tus-Sound Environmental Resources Co. Ltd.	400	1,892
		5,961

Food - 1.7%
COFCO Tunhe Co. Ltd. Class A	1,100	1,966
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,700	5,103
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	7,572
Muyuan Foodstuff Co. Ltd. Class A	600	2,003
Shenzhen Agricultural Products Co. Ltd. Class A	900	1,597
Yonghui Superstores Co. Ltd. Class A	4,400	3,098
		21,339

Gas - 0.2%
Beijing SPC Environment Protection Tech Co. Ltd. Class A	1,000	2,505

Hand/Machine Tools - 0.2%
China First Heavy Industries Class A(a)	3,500	2,716

Healthcare-Products - 0.2%
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	440	1,464
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	300	1,335
		2,799

Healthcare-Services - 0.4%
Shanghai RAAS Blood Products Co. Ltd. Class A	1,620	5,364

Holding Companies-Diversified - 0.8%
Avic Capital Co. Ltd. Class A	3,400	2,984
China Baoan Group Co. Ltd. Class A	1,215	1,805
Humanwell Healthcare Group Co. Ltd. Class A	700	2,003
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	3,598
		10,390

Home Furnishings - 2.2%
Hisense Electric Co. Ltd. Class A	700	1,719
Midea Group Co. Ltd. Class A	3,300	13,332
Qingdao Haier Co. Ltd. Class A	2,900	4,109
Shanghai Oriental Pearl Media Co. Ltd. Class A	1,400	4,678
Sichuan Changhong Electric Co. Ltd. Class A(a)	2,400	1,439

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Home Furnishings - 2.2% (continued)
TCL Corp. Class A	5,900	$2,792
		28,069

Insurance - 4.1%
China Life Insurance Co. Ltd. Class A	2,300	7,946
China Pacific Insurance Group Co. Ltd. Class A	2,900	11,550
New China Life Insurance Co. Ltd. Class A	700	4,395
Ping An Insurance Group Co. of China Ltd. Class A	5,600	28,454
		52,345

Internet - 0.4%
People.cn Co. Ltd. Class A	600	1,520
Searainbow Holding Corp. Class A(a)	500	3,015
		4,535

Iron/Steel - 1.7%
Angang Steel Co. Ltd. Class A(a)	2,700	1,952
Baoshan Iron & Steel Co. Ltd. Class A	5,800	5,282
Gansu Gangtai Holding Group Co. Ltd. Class A(b) (c)	700	1,648
Hesteel Co. Ltd. Class A	5,700	2,730
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	12,900	5,162
Shanxi Taigang Stainless Steel Co. Ltd. Class A(a)	3,000	1,695
Wuhan Iron & Steel Co. Ltd. Class A(a)	5,400	2,641
		21,110

Leisure Time - 0.4%
AVIC Aero-Engine Controls Co. Ltd. Class A	700	2,484
China International Travel Service Corp. Ltd. Class A	500	3,112
		5,596

Machinery-Construction & Mining - 0.6%
Sany Heavy Industry Co. Ltd. Class A	4,100	3,587
XCMG Construction Machinery Co. Ltd. Class A(a)	3,800	1,842
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	2,213
		7,642

Machinery-Diversified - 1.0%
China Shipbuilding Industry Group Power Co. Ltd. Class A(a)	600	2,628
Leo Group Co. Ltd. Class A	1,400	3,202
NARI Technology Co. Ltd. Class A(b)	1,300	3,100
Shanghai Electric Group Co. Ltd. Class A(a) (b) (c)	3,200	3,864
		12,794

Media - 0.8%
China South Publishing & Media Group Co. Ltd. Class A	1,000	2,389
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	2,633
Huawen Media Investment Corp. Class A	1,100	1,781
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A(a)	1,430	2,317
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,100	1,652
		10,772

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Metal Fabricate/Hardware - 0.3%
Jiangsu Shagang Co. Ltd. Class A(a) (b) (c)	800	$1,849
Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,000	1,483
		3,332

Mining - 2.6%
Aluminum Corp. of China Ltd. Class A(a)	5,300	3,208
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	2,991
Jiangxi Copper Co. Ltd. Class A	1,100	2,639
Jinduicheng Molybdenum Co. Ltd. Class A(a)	1,400	1,536
Shandong Gold Mining Co. Ltd. Class A	700	3,665
Shandong Nanshan Aluminum Co. Ltd. Class A	6,750	2,991
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,200	1,919
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	4,700	2,076
Western Mining Co. Ltd. Class A(b) (c)	2,400	2,695
Xiamen Tungsten Co. Ltd. Class A	600	1,895
Zhongjin Gold Corp. Ltd. Class A(a)	1,888	3,274
Zijin Mining Group Co. Ltd. Class A	7,500	3,592
		32,481

Miscellaneous Manufacturer - 1.8%
Anhui Zhongding Sealing Parts Co. Ltd. Class A(b) (c)	600	2,232
CRRC Corp. Ltd. Class A	10,900	15,272
Kangde Xin Composite Material Group Co. Ltd. Class A	1,199	3,286
Shenzhen O-film Tech Co. Ltd. Class A	500	2,458
		23,248

Oil & Gas - 1.5%
China Petroleum & Chemical Corp. Class A	13,100	10,164
PetroChina Co. Ltd. Class A	5,100	5,814
Wintime Energy Co. Ltd. Class A	5,000	2,875
		18,853

Oil & Gas Services - 0.3%
Offshore Oil Engineering Co. Ltd. Class A	2,300	2,434
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	500	1,456
		3,890

Packaging & Containers - 0.1%
Org Packaging Co. Ltd. Class A	1,200	1,487

Pharmaceuticals - 4.9%
Beijing SL Pharmaceutical Co. Ltd. Class A	400	1,532
Beijing Tongrentang Co. Ltd. Class A	800	3,600
China National Accord Medicines Corp. Ltd. Class A	200	1,919
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	1,773
Dong-E-E-Jiao Co. Ltd. Class A	400	3,090
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	2,064
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	700	1,901
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	1,200	1,423
Harbin Pharmaceutical Group Co. Ltd. Class A(a)	1,270	1,563
Huadong Medicine Co. Ltd. Class A	200	2,067
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,320	8,613
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	500	2,222

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Pharmaceuticals - 4.9% (continued)
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	$5,888
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	3,319
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	640	1,672
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	2,097
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	600	1,484
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	1,618
Tasly Pharmaceutical Group Co. Ltd. Class A	600	3,570
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	720	2,265
Yunnan Baiyao Group Co. Ltd. Class A	500	5,461
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	1,970
Zhejiang NHU Co. Ltd. Class A	600	1,687
		62,798

Pipelines - 0.1%
Guanghui Energy Co. Ltd. Class A(a)	2,700	1,808

Real Estate - 7.0%
Beijing Capital Development Co. Ltd. Class A	1,200	2,032
Beijing Urban Construction Investment & Development Co. Ltd. Class A	900	1,721
China Fortune Land Development Co. Ltd. Class A	1,100	3,770
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	7,432
China State Construction Engineering Corp. Ltd. Class A	14,300	18,170
China Vanke Co. Ltd. Class A	5,000	14,736
Financial Street Holdings Co. Ltd. Class A	1,600	2,364
Gemdale Corp. Class A	2,400	4,461
Oceanwide Holdings Co. Ltd. Class A	1,700	2,265
Poly Real Estate Group Co. Ltd. Class A	5,700	7,463
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,026
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	500	1,331
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,980	6,284
Shanghai SMI Holding Co. Ltd. Class A(a) (b) (c)	1,600	4,667
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	2,287
Suning Universal Co. Ltd. Class A	2,500	3,094
Thaihot Group Co. Ltd. Class A	500	1,269
Xinhu Zhongbao Co. Ltd. Class A	3,200	1,909
Zhongtian Urban Development Group Co. Ltd. Class A(b) (c)	2,100	2,087
		89,368

Retail - 1.0%
Nanjing Xinjiekou Department Store Co. Ltd. Class A	400	2,138
Shanghai Bailian Group Co. Ltd. Class A(a)	900	1,853
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	2,805
Suning Commerce Group Co. Ltd. Class A	3,900	6,404
		13,200

Semiconductors - 0.4%
Sanan Optoelectronics Co. Ltd. Class A	1,920	3,687
Xi'an LONGi Silicon Materials Corp. Class A	1,000	1,920
		5,607

Shipbuilding - 1.1%
China CSSC Holdings Ltd. Class A	800	3,167
China Shipbuilding Industry Co. Ltd. Class A(a)	8,800	8,948

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Shipbuilding - 1.1% (continued)
CSSC Offshore & Marine Engineering Group Co. Ltd.Class A	400	$1,704
		13,819

Software - 2.0%
Beijing Shiji Information Technology Co. Ltd. Class A	600	2,097
Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	1,500	3,005
Hundsun Technologies, Inc. Class A	300	2,028
Iflytek Co. Ltd. Class A	1,300	5,050
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	1,200	2,279
NavInfo Co. Ltd. Class A	1,050	2,914
Neusoft Corp. Class A	600	1,692
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	400	1,442
Yonyou Network Technology Co. Ltd. Class A	700	2,090
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	3,139
		25,736

Telecommunications - 2.2%
Addsino Co. Ltd. Class A(b) (c)	1,400	3,084
China Spacesat Co. Ltd. Class A	600	2,688
China United Network Communications Ltd. Class A	10,000	10,483
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	2,202
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	1,808
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	2,005
Guoxuan High-Tech Co. Ltd.	300	1,333
ZTE Corp. Class A	1,800	4,117
		27,720

Toys/Games/Hobbies - 0.2%
Alpha Group Class A	700	2,279

Transportation - 1.6%
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	2,856
China High-Speed Railway Technology Co. Ltd. Class A(a)	1,000	1,337
China Merchants Energy Shipping Co. Ltd. Class A	2,800	1,984
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	2,340
Daqin Railway Co. Ltd. Class A	7,100	7,209
Guangshen Railway Co. Ltd. Class A	3,000	2,181
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	2,975
		20,882

Water - 0.1%
Guangdong Golden Dragon Development, Inc. Class A	500	1,681

Total Common Stocks (Cost $1,468,139)		1,249,755

Total Investments -98.1% (Cost $1,468,139) #		1,249,755
Other assets in excess of liabilities - 1.9%		23,593
Total Net Assets - 100.0%		$1,273,348

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2016, the value of these securities amounted to $39,891 or 3.1% of net assets.
(c)	Security has been deemed to be illiquid as of December 31, 2016.

# Cost for federal income tax purposes as of December 31, 2016 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,831
Gross unrealized depreciation	(263,215)
Net unrealized depreciation	$(218,384)

Summary of Investments by Sector^
Financials	30.2%
Industrials	16.9
Consumer Discretionary	9.3
Information Technology	7.5
Materials	6.8
Consumer Staples	6.7
Health Care	6.4
Real Estate	6.0
Utilities	4.2
Energy	3.1
Telecommunication Services	1.0
Other assets in excess of liabilities	1.9
100.0%

^ As a percentage of total net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

At December 31, 2016, CSOP MSCI China A International Hedged ETF had open forward foreign currency contracts as described below. The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Chinese Offshore Renminbi	429,573	Brown Brothers Harriman & Co.	$61,606	1/4/17	$61
Chinese Offshore Renminbi	8,808,651	Brown Brothers Harriman & Co.	1,263,270	1/4/17	(1,269)
Chinese Offshore Renminbi	91,064	Brown Brothers Harriman & Co.	13,059	1/4/17	11
Chinese Offshore Renminbi	233,619	Brown Brothers Harriman & Co.	33,504	1/4/17	(333)
Chinese Offshore Renminbi	145,866	Brown Brothers Harriman & Co.	20,919	1/4/17	(53)
Chinese Offshore Renminbi	163,525	Brown Brothers Harriman & Co.	23,452	1/4/17	(54)
					(1,637)

Contracts to Sell:
Chinese Offshore Renminbi	9,748,105	Brown Brothers Harriman & Co.	1,397,998	1/4/17	8,324
Chinese Offshore Renminbi	124,192	Brown Brothers Harriman & Co.	17,811	1/4/17	138
Chinese Offshore Renminbi	8,808,651	Brown Brothers Harriman & Co.	1,249,007	2/6/17	1,174
					9,636
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$7,999

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2016

	Shares	Market Value
Common Stocks - 97.4%
China - 97.4%
Advertising - 0.2%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,100	$2,270

Aerospace/Defense - 0.8%
AVIC Aircraft Co. Ltd. Class A	1,100	3,354
Avic Aviation Engine Corp. PLC Class A	700	3,287
AVIC Helicopter Co. Ltd. Class A	300	2,083
Jihua Group Corp. Ltd. Class A	1,600	2,113
		10,837

Agriculture - 0.3%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,833
New Hope Liuhe Co. Ltd. Class A	2,100	2,424
		4,257

Airlines - 0.9%
Air China Ltd. Class H	4,000	2,553
China Eastern Airlines Corp. Ltd. Class H	6,000	2,746
China Southern Airlines Co. Ltd. Class H	6,000	3,118
Hainan Airlines Co. Ltd. Class A(a)	5,600	2,618
Spring Airlines Co. Ltd. Class A	200	1,054
		12,089

Apparel - 0.2%
Youngor Group Co. Ltd. Class A	1,600	3,208

Auto Manufacturers - 2.3%
BYD Co. Ltd. Class H	1,000	5,268
China Avionics Systems Co. Ltd. Class A	500	1,331
Chongqing Changan Automobile Co. Ltd. Class A	2,200	4,714
FAW CAR Co. Ltd. Class A	800	1,247
Great Wall Motor Co. Ltd. Class H	1,500	1,400
Pang Da Automobile Trade Co. Ltd. Class A(a)	4,400	1,748
SAIC Motor Corp. Ltd. Class A	3,100	10,425
Zhengzhou Yutong Bus Co. Ltd. Class A	1,300	3,652
		29,785

Auto Parts & Equipment - 1.2%
Fuyao Glass Industry Group Co. Ltd. Class A	1,400	3,740
Huayu Automotive Systems Co. Ltd. Class A	1,300	2,974
Wanxiang Qianchao Co. Ltd. Class A	1,100	2,092
Weichai Power Co. Ltd. Class A	3,000	4,285
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	900	2,550
		15,641

Banks - 19.8%
Agricultural Bank of China Ltd. Class H	50,000	20,502
Bank of Beijing Co. Ltd. Class A	11,880	16,628
Bank of China Ltd. Class H	26,000	11,533
Bank of Communications Co. Ltd. Class H	37,000	26,765
Bank of Nanjing Co. Ltd. Class A	3,600	5,596

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Banks - 19.8% (continued)
Bank of Ningbo Co. Ltd. Class A	1,900	$4,534
China CITIC Bank Corp. Ltd. Class H	4,000	2,543
China Construction Bank Corp. Class H	9,000	6,928
China Everbright Bank Co. Ltd. Class H	21,000	9,558
China Merchants Bank Co. Ltd. Class H	13,500	31,647
China Minsheng Banking Corp. Ltd. Class H	33,500	35,810
Huaxia Bank Co. Ltd. Class A	5,100	7,936
Industrial & Commercial Bank of China Ltd. Class H	30,000	17,988
Industrial Bank Co. Ltd. Class A	13,500	31,248
Ping An Bank Co. Ltd. Class A	8,500	11,093
Shanghai Pudong Development Bank Co. Ltd. Class A	8,250	19,179
		259,488

Beverages - 3.2%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	600	6,075
Kweichow Moutai Co. Ltd. Class A	500	23,960
Luzhou Laojiao Co. Ltd. Class A	700	3,313
Wuliangye Yibin Co. Ltd. Class A	1,800	8,901
		42,249

Biotechnology - 0.3%
Hualan Biological Engineering, Inc. Class A	480	2,461
MeiHua Holdings Group Co. Ltd. Class A	1,800	1,683
		4,144

Building Materials - 1.9%
Anhui Conch Cement Co. Ltd. Class A	1,900	4,621
Gree Electric Appliances, Inc. of Zhuhai Class A	4,800	16,948
Luxin Venture Capital Group Co. Ltd. Class A	300	973
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,200	1,685
		24,227

Chemicals - 1.5%
Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	600	3,983
China Hainan Rubber Industry Group Co. Ltd. Class A(a)	1,000	998
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	2,500	1,667
Kingenta Ecological Engineering Group Co. Ltd. Class A	1,200	1,360
Qinghai Salt Lake Industry Co. Ltd. Class A	400	1,094
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,000	2,166
Tianqi Lithium Industries, Inc. Class A	600	2,793
Wanhua Chemical Group Co. Ltd. Class A	1,000	3,087
Zhejiang Longsheng Group Co. Ltd. Class A	2,100	2,774
		19,922

Coal - 0.6%
China Shenhua Energy Co. Ltd. Class H	2,000	3,765
Shaanxi Coal Industry Co. Ltd. Class A(a)	1,800	1,252
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,600	1,941
Yanzhou Coal Mining Co. Ltd. Class H	2,000	1,365
		8,323

Commercial Services - 0.5%
BlueFocus Communication Group Co. Ltd. Class A	1,600	2,334

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Commercial Services - 0.5% (continued)
Eternal Asia Supply Chain Management Ltd. Class A	1,200	$1,869
Shanghai International Port Group Co. Ltd. Class A	3,300	2,423
		6,626

Computers - 2.0%
Aisino Corp. Class A	1,100	3,147
BOE Technology Group Co. Ltd. Class A	22,800	9,352
DHC Software Co. Ltd. Class A	800	2,673
GRG Banking Equipment Co. Ltd. Class A	800	1,524
Inspur Electronic Information Industry Co. Ltd. Class A	600	1,824
Leshi Internet Information & Technology Corp. Beijing Class A(b) (c)	900	4,621
Tsinghua Tongfang Co. Ltd. Class A	1,600	3,178
		26,319

Distribution/Wholesale - 0.6%
Liaoning Cheng Da Co. Ltd. Class A(a)	1,200	3,091
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	100	283
Wuchan Zhongda Group Co. Ltd. Class A	1,170	1,733
Xiamen C & D, Inc. Class A	1,700	2,609
		7,716

Diversified Financial Services - 11.0%
Anxin Trust Co. Ltd. Class A	900	3,049
Bohai Financial Investment Holding Co. Ltd. Class A(a)	1,800	1,846
Changjiang Securities Co. Ltd. Class A	3,100	4,548
China Merchants Securities Co. Ltd. Class H(a)	3,600	5,607
CITIC Securities Co. Ltd. Class H	9,000	18,289
Dongxing Securities Co. Ltd. Class A	500	1,438
Everbright Securities Co. Ltd. Class H(a)	2,000	3,270
Founder Securities Co. Ltd. Class A	3,900	4,251
GF Securities Co. Ltd. Class H	3,200	6,676
Guosen Securities Co. Ltd. Class A	2,400	5,352
Guotai Junan Securities Co. Ltd. Class A	4,500	11,997
Guoyuan Securities Co. Ltd. Class A	1,000	2,854
Haitong Securities Co. Ltd. Class H	11,600	19,893
Huatai Securities Co. Ltd. Class H	4,400	8,397
Industrial Securities Co. Ltd. Class A	5,190	5,694
Northeast Securities Co. Ltd. Class A	1,280	2,269
Orient Securities Co. Ltd. Class H(a)	8,000	7,943
Pacific Securities Co. Ltd. Class A	6,870	5,074
SDIC Essence Holdings Co. Ltd. Class A	1,100	2,463
Sealand Securities Co. Ltd. Class A(b) (c)	2,100	2,099
Shanxi Securities Co. Ltd. Class A	1,500	2,586
Shenwan Hongyuan Group Co. Ltd. Class A(b) (c)	5,805	5,203
Sinolink Securities Co. Ltd. Class A	1,800	3,364
SooChow Securities Co. Ltd. Class A	2,300	4,377
Southwest Securities Co. Ltd. Class A	2,700	2,761
Western Securities Co. Ltd. Class A	1,100	3,277
		144,577

Electric - 2.5%
China National Nuclear Power Co. Ltd. Class A	4,700	4,759
China Yangtze Power Co. Ltd. Class A	6,300	11,438
GD Power Development Co. Ltd. Class A	11,300	5,137

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Electric - 2.5% (continued)
SDIC Power Holdings Co. Ltd. Class A	3,200	$3,061
Shanghai Electric Power Co. Ltd. Class A	1,000	1,741
Shenzhen Energy Group Co. Ltd. Class A	1,200	1,183
Sichuan Chuantou Energy Co. Ltd. Class A	2,100	2,620
Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,900	3,037
		32,976

Electrical Components & Equipment - 0.8%
Chinese Universe Publishing & Media Co. Ltd. Class A	600	1,738
Dongfang Electric Corp. Ltd. Class H	2,000	1,767
TBEA Co. Ltd. Class A	2,400	3,143
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,800	3,040
		9,688

Electronics - 1.9%
China Security & Fire Co. Ltd. Class A(b) (c)	800	2,000
Dongxu Optoelectronic Technology Co. Ltd. Class A	1,300	2,099
GoerTek, Inc. Class A	400	1,521
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,800	6,146
Han's Laser Technology Industry Group Co. Ltd. Class A	900	2,917
Luxshare Precision Industry Co. Ltd. Class A	750	2,232
Shenzhen Inovance Technology Co. Ltd. Class A	800	2,332
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A(b) (c)	4,100	4,863
		24,110

Engineering & Construction - 2.4%
China Communications Construction Co. Ltd. Class H	2,000	2,300
China Gezhouba Group Co. Ltd. Class A	2,700	3,559
China Railway Construction Corp. Ltd. Class H	3,500	4,504
China Railway Group Ltd. Class H	8,000	6,581
Metallurgical Corp. of China Ltd. Class H	8,000	3,115
Power Construction Corp. of China Ltd. Class A	4,000	4,165
Shanghai Construction Group Co. Ltd. Class A	1,920	1,303
Shanghai International Airport Co. Ltd. Class A	800	3,043
Shanghai Tunnel Engineering Co. Ltd. Class A	1,500	2,368
		30,938

Entertainment - 1.0%
Beijing Enlight Media Co. Ltd. Class A	800	1,120
Huayi Brothers Media Corp. Class A	1,798	2,836
Shenzhen Overseas Chinese Town Co. Ltd. Class A	4,000	3,987
Songcheng Performance Development Co. Ltd. Class A	500	1,501
Wanda Cinema Line Co. Ltd. Class A	500	3,877
		13,321

Environmental Control - 0.5%
Beijing Capital Co. Ltd. Class A	1,600	943
Beijing Originwater Technology Co. Ltd. Class A	1,479	3,716
Tus-Sound Environmental Resources Co. Ltd.	500	2,365
		7,024

Food - 1.8%
COFCO Tunhe Co. Ltd. Class A	1,000	1,787

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Food - 1.8% (continued)
Henan Shuanghui Investment & Development Co. Ltd. Class A	900	$2,701
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,000	15,144
Shenzhen Agricultural Products Co. Ltd. Class A	900	1,596
Yonghui Superstores Co. Ltd. Class A	4,000	2,817
		24,045

Healthcare-Services - 0.4%
Aier Eye Hospital Group Co. Ltd. Class A	400	1,715
Shanghai RAAS Blood Products Co. Ltd. Class A	1,080	3,576
		5,291

Holding Companies-Diversified - 0.8%
Avic Capital Co. Ltd. Class A	4,800	4,213
China Baoan Group Co. Ltd. Class A	1,485	2,206
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	3,226
		9,645

Home Furnishings - 2.7%
Hisense Electric Co. Ltd. Class A	800	1,964
Midea Group Co. Ltd. Class A	4,450	17,978
Qingdao Haier Co. Ltd. Class A	2,900	4,109
Shanghai Oriental Pearl Media Co. Ltd. Class A	1,900	6,349
Sichuan Changhong Electric Co. Ltd. Class A(a)	3,400	2,038
TCL Corp. Class A	7,000	3,313
		35,751

Insurance - 6.1%
China Life Insurance Co. Ltd. Class H	2,000	5,209
China Pacific Insurance Group Co. Ltd. Class H	3,800	13,254
New China Life Insurance Co. Ltd. Class H	1,200	5,509
Ping An Insurance Group Co. of China Ltd. Class A	11,000	55,892
		79,864

Internet - 1.5%
East Money Information Co. Ltd. Class A	2,300	5,584
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	1,973
Ourpalm Co. Ltd. Class A	1,900	2,518
People.cn Co. Ltd. Class A	600	1,520
Searainbow Holding Corp. Class A(a)	700	4,221
Wangsu Science & Technology Co. Ltd. Class A	500	3,844
		19,660

Iron/Steel - 0.9%
Baoshan Iron & Steel Co. Ltd. Class A	4,700	4,280
Hesteel Co. Ltd. Class A	4,000	1,916
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	9,300	3,721
Wuhan Iron & Steel Co. Ltd. Class A(a)	3,800	1,859
		11,776

Leisure Time - 0.3%
AVIC Aero-Engine Controls Co. Ltd. Class A	300	1,064

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Leisure Time - 0.3% (continued)
China International Travel Service Corp. Ltd. Class A	400	$2,490
		3,554

Machinery-Construction & Mining - 0.6%
Sany Heavy Industry Co. Ltd. Class A	3,600	3,149
XCMG Construction Machinery Co. Ltd. Class A(a)	4,200	2,036
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	6,600	2,902
		8,087

Machinery-Diversified - 0.8%
CITIC Heavy Industries Co. Ltd. Class A	1,100	885
NARI Technology Co. Ltd. Class A(b)	1,500	3,577
Shanghai Electric Group Co. Ltd. Class H(a)	6,000	2,685
Siasun Robot & Automation Co. Ltd. Class A	660	2,024
Tian Di Science & Technology Co. Ltd. Class A	1,600	1,140
		10,311

Media - 0.9%
Beijing Gehua CATV Network Co. Ltd. Class A	700	1,538
CITIC Guoan Information Industry Co. Ltd. Class A	2,750	3,620
Huawen Media Investment Corp. Class A	1,700	2,753
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A(a)	780	1,264
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	600	901
Wasu Media Holding Co. Ltd. Class A	200	514
Zhejiang Huace Film & TV Co. Ltd. Class A	640	1,042
		11,632

Metal Fabricate/Hardware - 0.1%
Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,000	1,483

Mining - 2.3%
Aluminum Corp. of China Ltd. Class H(a)	12,000	4,951
China Molybdenum Co. Ltd. Class H	9,000	2,193
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,000	3,519
Jiangxi Copper Co. Ltd. Class H	2,000	2,790
Jinduicheng Molybdenum Co. Ltd. Class A(a)	800	878
Shandong Gold Mining Co. Ltd. Class A	700	3,665
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,300	2,079
Tongling Nonferrous Metals Group Co. Ltd. Class A(a)	6,400	2,827
Zhongjin Gold Corp. Ltd. Class A(a)	1,534	2,660
Zijin Mining Group Co. Ltd. Class H	16,000	5,158
		30,720

Miscellaneous Manufacturer - 2.2%
China International Marine Containers Group Co. Ltd. Class H	1,100	1,589
CRRC Corp. Ltd. Class H	14,000	12,564
Kangde Xin Composite Material Group Co. Ltd. Class A	3,198	8,764
Shenzhen O-film Tech Co. Ltd. Class A	800	3,933
Suzhou Victory Precision Manufacture Co. Ltd. Class A	1,700	2,016
		28,866

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Oil & Gas - 1.3%
China Petroleum & Chemical Corp. Class A	11,100	$8,612
PetroChina Co. Ltd. Class H	8,000	5,962
Wintime Energy Co. Ltd. Class A	3,300	1,898
		16,472

Oil & Gas Services - 0.2%
Offshore Oil Engineering Co. Ltd. Class A	2,100	2,222
Sinopec Oilfield Service Corp. Class H(a)	4,000	779
		3,001

Pharmaceuticals - 3.7%
Aurora Optoelectronics Co. Ltd. Class A(a)	500	1,932
Beijing Tongrentang Co. Ltd. Class A	700	3,150
By-health Co. Ltd. Class A	600	1,027
Dong-E-E-Jiao Co. Ltd. Class A	500	3,863
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A(a)	2,600	1,708
Huadong Medicine Co. Ltd. Class A	200	2,067
Jiangsu Hengrui Medicine Co. Ltd. Class A	1,200	7,830
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	700	3,111
Kangmei Pharmaceutical Co. Ltd. Class A	2,900	7,424
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,500	4,594
Tasly Pharmaceutical Group Co. Ltd. Class A	700	4,165
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	840	2,642
Yunnan Baiyao Group Co. Ltd. Class A	500	5,461
		48,974

Pipelines - 0.2%
Guanghui Energy Co. Ltd. Class A(a)	3,100	2,076

Real Estate - 6.7%
Beijing Capital Development Co. Ltd. Class A	1,100	1,863
China Fortune Land Development Co. Ltd. Class A	1,300	4,456
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,302	5,411
China State Construction Engineering Corp. Ltd. Class A	15,100	19,187
China Vanke Co. Ltd. Class H	10,400	23,736
Financial Street Holdings Co. Ltd. Class A	1,500	2,216
Gemdale Corp. Class A	2,200	4,089
Greenland Holdings Corp. Ltd. Class A	2,400	2,998
Poly Real Estate Group Co. Ltd. Class A	7,100	9,296
RiseSun Real Estate Development Co. Ltd. Class A	1,900	2,139
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	720	2,285
Shanghai SMI Holding Co. Ltd. Class A(a) (b) (c)	1,400	4,084
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	700	1,779
Xinhu Zhongbao Co. Ltd. Class A	3,400	2,029
Zhongtian Urban Development Group Co. Ltd. Class A(b) (c)	2,700	2,683
		88,251

Retail - 1.0%
China Grand Automotive Services Co. Ltd. Class A(a)	1,600	1,964
Shanghai Bailian Group Co. Ltd. Class A(a)	700	1,442
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,200	2,751
Suning Commerce Group Co. Ltd. Class A	4,200	6,897
		13,054

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

	Shares	Market Value
Semiconductors - 0.4%
Sanan Optoelectronics Co. Ltd. Class A	2,560	$4,916

Shipbuilding - 0.9%
China CSSC Holdings Ltd. Class A	700	2,772
China Shipbuilding Industry Co. Ltd. Class A(a)	8,800	8,948
		11,720

Software - 1.7%
Beijing Shiji Information Technology Co. Ltd. Class A	300	1,049
Beijing Ultrapower Software Co. Ltd. Class A	1,100	1,458
Hundsun Technologies, Inc. Class A	500	3,380
Iflytek Co. Ltd. Class A	900	3,496
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	900	1,709
Neusoft Corp. Class A	700	1,974
Shanghai 2345 Network Holding Group Co. Ltd. Class A	400	649
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	500	1,802
Wonders Information Co. Ltd. Class A	700	2,030
Yonyou Network Technology Co. Ltd. Class A	900	2,687
Zhejiang Dahua Technology Co. Ltd. Class A	850	1,667
		21,901

Telecommunications - 2.0%
Beijing Xinwei Technology Group Co. Ltd. Class A(b) (c)	1,100	2,303
China Spacesat Co. Ltd. Class A	600	2,688
China United Network Communications Ltd. Class A	8,100	8,492
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,100	3,460
Guangzhou Haige Communications Group, Inc. Co. Class A	1,700	2,840
ZTE Corp. Class H	4,000	6,953
		26,736

Toys/Games/Hobbies - 0.1%
Alpha Group Class A	500	1,628

Transportation - 1.3%
COSCO Shipping Holdings Co. Ltd. Class H(a)	7,000	2,446
China Merchants Energy Shipping Co. Ltd. Class A	2,100	1,488
COSCO Shipping Development Co. Ltd. Class H(a)	8,000	1,650
Daqin Railway Co. Ltd. Class A	5,700	5,788
Guangshen Railway Co. Ltd. Class H	4,000	2,414
Ningbo Zhoushan Port Co. Ltd. Class A	3,700	2,685
		16,471

Water - 0.1%
Guangdong Golden Dragon Development, Inc. Class A	500	1,681

Total Common Stocks (Cost $1,413,055)		1,277,301

Total Investments -97.4% (Cost $1,413,055) #		1,277,301
Other assets in excess of liabilities - 2.6%		34,016
Total Net Assets - 100.0%		$1,311,317

CSOP ETF TRUST

CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (unaudited) (continued)

December 31, 2016

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2016, the value of these securities amounted to $31,433 or 2.4% of net assets.
(c)	Security has been deemed to be illiquid as of December 31, 2016.

#    Cost for federal income tax purposes as of December 31, 2016 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$49,173
Gross unrealized depreciation	(184,927)
Net unrealized depreciation	$(135,754)

Summary of Investments by Sector^
Financials	37.2%
Industrials	13.7
Consumer Discretionary	10.3
Information Technology	7.9
Materials	6.0
Real Estate	5.8
Consumer Staples	5.7
Health Care	4.8
Utilities	2.7
Energy	2.4
Telecommunication Services	0.9
Other assets in excess of liabilities	2.6
100.0%

^ As a percentage of total net assets.

CSOP ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

December 31, 2016

1.     Organization

CSOP ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is classified as ‘‘diversified,’’ and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an ‘‘Index’’ and collectively, the ‘‘Indices’’).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

2.     Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (‘‘GAAP’’) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

a.  Basis of Presentation

The accompanying schedules of investments were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b.  Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (‘‘Procedures’’) duly approved by the Board of Trustees (the “Board”). Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and exchange-traded funds (“ETFs”) that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable net asset value (“NAV”). Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as ‘‘tracking error.’’

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the ‘‘1933 Act’’)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

Fair value pricing could result in a difference between the prices used to calculate the Funds’ net asset value and the prices used by such Funds’ benchmark Index, which, in turn, could result in a difference between the Funds’ performance and the performance of such Funds’ benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2016, for the Funds based upon the three levels defined above:

CSOP FTSE China A50 ETF

At December 31, 2016	Total	Level 1	Level 2	Level 3
Common Stocks	$5,950,333	$5,892,036	$58,297	$-
Total Investments, at value	$5,950,333	$5,892,036	$58,297	$-

CSOP MSCI China A International Hedged ETF

At December 31, 2016	Total	Level 1	Level 2	Level 3
Common Stocks	$1,249,755	$1,209,864	$11,086	$28,805
Total Investments, at value	$1,249,755	$1,209,864	$11,086	$28,805

Other Financial Instruments
Forward Foreign Currency Contracts	$7,999	$-	$7,999	$-
Total Other Financial Instruments	$7,999	$-	$7,999	$-

CSOP China CSI 300 A-H Dynamic ETF

At December 31, 2016	Total	Level 1	Level 2	Level 3
Common Stocks	$1,277,301	$1,245,868	$11,083	$20,350
Total Investments, at value	$1,277,301	$1,245,868	$11,083	$20,350

Please refer to the Schedules of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the period ended December 31, 2016, there were following transfers: 5 securities transferred from Level 1 to Level 3, with a market value of $10,965 and 9 securities transferred from Level 3 to Level 1, with a market value of $33,758, for CSOP MSCI China A International Hedged ETF; for CSOP China CSI 300 A-H Dynamic ETF, there were 3 securities transferred from Level 1 to Level 3, with a market value of $9,403 and 9 securities transferred from Level 3 to Level 1, with a market value of $40,816.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2016, through December 31, 2016. Transfers into or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

CSOP MSCI China A International Hedged ETF	Common Stocks

Balance as of September 30, 2016	$50,920
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	678
Purchases	-
(Sales)	-
Transfer In	10,965
Transfer Out	(33,758)
Balance as of December 31, 2016	$28,805
Change in unrealized appreciation (depreciation) from investments held as of December 31, 2016	$678

CSOP China CSI 300 A-H Dynamic ETF	Common Stocks

Balance as of September 30, 2016	$47,932
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1,668
Purchases	2,163
(Sales)	-
Transfer In	9,403
Transfer Out	(40,816)
Balance as of December 31, 2016	$20,350
Change in unrealized appreciation (depreciation) from investments held as of December 31, 2016	$1,668

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 securities are outlined in the tables below:

CSOP MSCI China A International Hedged ETF

	Fair Value at December 31, 2016	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$28,805	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2016) High – 0% (12/31/2016)

CSOP China CSI 300 A-H Dynamic ETF

	Fair Value at December 31, 2016	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$20,350	Market Approach	Adjustments to prior transactions	Low – 0% (9/30/2016) High – 0% (12/31/2016)

A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Adjustments to prior transactions	Increase	Decrease

c.     Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00 pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

d.     Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

e.     Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.

3.     Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to certain risks that are specific to China and the Chinese markets. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (‘‘RQFII’’) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to ‘‘fair value’’ a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investment and Repatriation Restrictions

The Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that the People’s Republic of China (‘‘China’’ or the ‘‘PRC’’) rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the

Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, and may amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have a material adverse impact on Funds’ performance.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A-Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily and aggregate investment quotas apply to all participants in the Shanghai-Hong Kong Stock Connect program, which may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Trading via the Shanghai-Hong Kong Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China.

Authorized Participant Concentration Risk

Only an Authorized Participant (as defined in the “Purchase and Sale of Fund Shares” section of the Prospectus) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem, Funds shares may trade at a discount to NAV and possibly face delisting.

Cost of Buying or Selling Fund Shares

Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Fund returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

Custody Risk

Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a securities trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a securities trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences.

Derivatives Risk

The Funds may invest in derivatives. Examples of derivatives include futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the reference asset, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Equity Securities Risk

An investment in the Funds involve risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value, and their values may go up or down significantly and without warning.

Financial Sector Risk

The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater Chinese governmental involvement in the financial sector poses additional risks for investors, including the risk of appropriation or seizure by the Chinese government and the risk of abrupt changes in government policy or regulation.

Hong Kong Political Risk

Although China has expressed its commitment to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (i.e., is ‘‘pegged’’ to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue. Because the Funds’ NAVs are denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Funds’ NAVs.

Index Tracking Error Risk

As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to legal restrictions or limitations imposed by the Chinese government or a lack of liquidity on stock exchanges in which such securities trade.

International Closed Market Trading Risk

Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large-Capitalization Securities Risk

The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.

Mid-Capitalization Securities Risk

The Funds’ investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Non-U.S. Currency Risk

The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Offshore Renminbi (‘‘RMB’’) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Share holdings must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.

Non-U.S. Securities Risk

Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Passive Investment Risk

The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

Risk of Cash Transactions

Unlike most other ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in a more conventional ETF.

Secondary Market Trading Risk

Trading in the Funds’ shares may be halted by NYSE Arca, Inc. (the “Exchange”), or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Shares of the Fund May Trade at Prices Other than NAV

Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.

4.     Subsequent Events

In preparing the Schedules of Investments, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

CSOP ETF TRUST

/s/ Ding Chen

By (Signature and Title)*

Ding Chen

President – Principal Executive Officer

Date: February 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ding Chen

Ding Chen

President – Principal Executive Officer

Date: February 17, 2017

By (Signature and Title)*

/s/ Monique Labbe

Monique Labbe

Treasurer – Principal Financial Officer

Date: February 17, 2017

* Print name and title of each signing officer under his or her signature.